UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

	Security
Shares	Description			Value
Common Stock - 50.1%
Communications - 19.0%
795,931	Overstock.com, Inc. (a)(b)			$9,805,870
519,507	UTStarcom Holdings Corp. (a)			1,454,620
				11,260,490
Consumer Discretionary - 5.5%
2,190	Orchard Supply Hardware Stores Corp., Class A (a)			8,672
37,904	Sears Canada, Inc.			366,153
57,500	Sears Holdings Corp. (a)			2,873,275
				3,248,100
Financials - 7.1%
157,480	Asta Funding, Inc.			1,511,808
260,000	MBIA, Inc. (a)			2,670,200
				4,182,008
Information Technology - 1.0%
43,200	Dell, Inc.			619,056

Materials - 17.5%
638,539	Resolute Forest Products (a)(b)			10,331,561
Total Common Stock
(Cost $24,681,321)				29,641,215
	Security
Shares	Description	Rate		Value
Preferred Stock - 0.0%
Consumer Discretionary - 0.0%
2,190	Orchard Supply Hardware Stores Corp., Series A (c) (Cost $4,413)	0.00%		2,781
Total Equity Securities
(Cost $24,685,734)				29,643,996

Warrants - 8.8%
377,430	Bank of America Corp. (a)			2,151,351
150,000	JPMorgan Chase & Co. (a)			2,137,500
77,400	Wells Fargo & Co. (a)			925,704
Total Warrants
(Cost $2,940,002)				5,214,555
	Security
Principal	Description	Rate	Maturity	Value
Corporate Convertible Bonds - 4.3%
Consumer Staples - 4.3%
$2,800,000	MannKind Corp. (Cost $2,248,644)	3.75%	12/15/13	2,520,000
Total Fixed Income Securities
(Cost $2,248,644)				2,520,000
Total Investments in Securities - 63.2%
(Cost $29,874,380)*				$37,378,551
	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.3)%
Call Options Written - (0.3)%
(900)	Overstock.com, Inc.	$17.50	06/13	(900)
(738)	Overstock.com, Inc.	15.00	06/13	(20,295)
(44)	Overstock.com, Inc.	17.50	09/13	(1,210)
(78)	Overstock.com, Inc.	15.00	09/13	(4,875)
(2,511)	Resolute Forest Products	20.00	10/13	(150,660)
Total Call Options Written - (0.3)%
(Premiums Received $(493,569))*				(177,940)
Other Assets & Liabilities, Net – 37.1%				21,905,332
Net Assets – 100.0%				$59,105,943

(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,338,373
Gross Unrealized Depreciation	(518,573)
Net Unrealized Appreciation	$7,819,800

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2013.

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$34,858,551	$(177,940)
Level 2 - Other Significant Observable Inputs	2,520,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$37,378,551	$(177,940)

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written options, which are valued at their market value at period end.

The Level 1 value displayed in this table is Common Stock, Preferred Stock and Warrants. The Level 2 value displayed is a Corporate Convertible Bond. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

	Security
Shares	Description			Value
Common Stock - 11.5%
Materials - 11.5%
3,745	Catalyst Paper Corp. (a)			$8,479
145,851	Emerald Plantation Holdings, Ltd. (a)			67,821
42,045	Resolute Forest Products (a)			680,288
				756,588
Total Common Stock
(Cost $182,493)				756,588
	Security
Shares	Description	Rate		Value
Preferred Stock - 2.0%
Financials - 2.0%
8,900	Sears Roebuck Acceptance Corp. (Cost $117,925)	7.00%		133,222
Total Equity Securities
(Cost $300,418)				889,810
	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 67.8%
Corporate Convertible Bonds - 35.8%
Communications - 0.6%
$30,000	Level 3 Communications, Inc.	6.50	10/01/16	39,881

Consumer Discretionary - 4.1%
275,000	RadioShack Corp. (b)	2.50	08/01/13	268,813

Consumer Staples - 23.7%
1,737,000	MannKind Corp.	3.75	12/15/13	1,563,300

Financials - 5.3%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	348,500

Materials - 2.1%
400,000	USEC, Inc.	3.00	10/01/14	138,000
Total Corporate Convertible Bonds
(Cost $2,503,330)				2,358,494

Corporate Non-Convertible Bonds - 11.5%
Communications - 3.7%
42,849	Dex One Corp. (c)(d)	14.00	01/29/17	18,854
200,000	Media General, Inc.	11.75	02/15/17	227,500
				246,354
Energy - 0.5%
400,000	ATP Oil & Gas Corp. (d)	11.88	05/01/15	30,000

Financials - 1.6%
450,000	MBIA Insurance Corp. (b)(d)(e)	11.56	01/15/33	108,000

Materials - 5.7%
314,899	Catalyst Paper Corp. (c)	11.00	10/30/17	251,919
157,677	Emerald Plantation Holdings, Ltd.	6.00	01/30/20	115,104
125,000	Sino-Forest Corp. (d)	10.25	07/28/14	1,188
193,000	Sino-Forest Corp. (d)	10.25	07/28/14	1,834
225,000	Sino-Forest Corp. (d)	6.25	10/21/17	2,137
400,000	Sino-Forest Corp. (d)	6.25	10/21/17	3,800
				375,982
Total Corporate Non-Convertible Bonds
(Cost $1,034,206)				760,336

Municipal Bonds - 1.2%
Tennessee - 1.2%
15,480,000	McMinn County Industrial Development Board Poll (d) (Cost $7,515)	0.00	03/01/16	80,496

Syndicated Loans - 19.3%
324,542	Dex Media West, LLC (e)	7.00	10/24/14	247,869
1,450,063	RH Donnelley, Inc. (e)	0.00	10/24/14	1,027,732
Total Syndicated Loans
(Cost $1,544,338)				1,275,601
Total Fixed Income Securities
(Cost $5,089,389)				4,474,927
Total Investments - 81.3%
(Cost $5,389,807)*				$5,364,737
Other Assets & Liabilities, Net – 18.7%				1,235,635
Net Assets – 100.0%				$6,600,372

LLC	Limited Liability Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $376,813 or 5.7% of net assets.
(c)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)	Variable rate security. Rate presented is as of March 31, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$786,873
Gross Unrealized Depreciation	(811,943)
Net Unrealized Depreciation	$(25,070)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Materials	$756,588	$-	$-	$756,588
Preferred Stock
Financials	133,222	-	-	133,222
Corporate Convertible Bonds	-	2,358,494	-	2,358,494
Corporate Non-Convertible Bonds	-	760,336	-	760,336
Municipal Bonds	-	80,496	-	80,496
Syndicated Loans	-	1,275,601	-	1,275,601
Total Investments At Value	$889,810	$4,474,927	$-	$5,364,737

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	May 7, 2013

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	May 7, 2013